Positions or transactions deriving from atypical and/or unusual operations	12 Months Ended
Dec. 31, 2024
Positions or transactions deriving from atypical and/or unusual operations
Positions or transactions deriving from atypical and/or unusual operations	39 Positions or transactions deriving from atypical and/or unusual operations In 2024, in 2023 and 2022, no transactions deriving from atypical and/or unusual operations were reported.